INQQ The India Internet ETF

Schedule of Investments

May 31, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.6%

India — 98.8%
Communication Services — 7.5%
Affle 3i*	57,654	$887,872
Info Edge India	162,242	1,699,271
Nazara Technologies*	243,586	712,169
		3,299,312

Consumer Discretionary — 35.2%
BrainBees Solutions*	234,092	555,636
Cartrade Tech*	42,228	771,305
Eternal*	1,118,605	2,950,527
FSN E-Commerce Ventures*	788,009	2,175,734
Jubilant Foodworks	358,775	1,614,488
Le Travenues Technology*	181,934	322,425
Lenskart Solutions*	525,773	2,899,223
MakeMyTrip*	37,546	1,754,900
Swiggy*	570,451	1,548,624
Urban Company*	580,497	733,443
		15,326,305

Consumer Staples — 2.5%
Honasa Consumer*	259,103	1,108,415

Energy — 7.8%
Reliance Industries	244,752	3,403,856

Financials — 42.6%
Angel One	463,292	1,644,930
Bajaj Finance	346,669	3,314,338
Billionbrains Garage Ventures*	1,660,111	3,230,926
Go Digit General Insurance*	201,391	647,631
Indian Energy Exchange	815,980	1,102,088
Jio Financial Services	1,018,008	2,560,558
One 97 Communications*	163,413	1,924,489
PB Fintech*	158,214	2,835,362
Pine Labs*	855,921	1,301,991
		18,562,313

Industrials — 2.8%
IndiaMart InterMesh	32,376	686,951
Zinka Logistics Solutions*	97,148	522,094
		1,209,045

Description	Shares	Fair Value

India — continued
Information Technology — 0.4%
CE Info Systems	18,325	$158,125
		43,067,371

Sweden — 0.8%
Information Technology — 0.8%
Truecaller, Cl B	263,380	378,672

Total Common Stock
(Cost $45,141,420)		43,446,043

Total Investments - 99.6%
(Cost $45,141,420)		$43,446,043

Percentages are based on net assets of $43,599,407.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

INQ-QH-001-0900